NOTE 8. CAPITAL STRUCTURE (Details Narrative) (USD $)	Jun. 08, 2013	Mar. 10, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders equity
Common Stock, Shares Authorized			80,000,000	0
Common Stock, Par Value			$ 0.0001	$ 0
Preferred Stock, Shares Authorized			20,000,000	0
Preferred Stock, Par Value			$ 0.0001	$ 0
Common Stock, Shares Issued	40,000,000	2,448,665,750	1,000,000	0